Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Payables And Accruals [Abstract]
Accrued payroll and welfare	¥ 69,269		¥ 39,700
Freight payable	63,084		50,680
Other tax payable	45,217		42,076
Product warranty	22,463		12,744
Installation fee payables	21,850		8,133
Marketing and promotion expenses	19,223		10,710
Refund liabilities	18,088		981
Professional fee payables	10,699		10,340
Deferred revenue	7,790		1,276
Other current liabilities	49,154		24,808
Total	326,837		201,448
Less: non-current portion	(1,795)		(518)
Accrued expenses and other liabilities-current portion	¥ 325,042	$ 46,689	¥ 200,930